Segmental analysis - Adjusted profit reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
Adjusted Profit (Loss) Before Tax	£ 710	£ 587	£ 990
Profit before tax	327	208	815
Operating segments
Disclosure of operating segments [line items]
Profit before tax	710	587	990
Significant items
Disclosure of operating segments [line items]
Profit before tax	(383)	(379)	(175)
– fair value movements on financial instruments1	49	(1)	(4)
– restructuring and other related costs	(176)	(367)	(159)
Significant items | – European restructurings
Disclosure of operating segments [line items]
– restructuring and other related costs	£ (256)	£ (11)	£ (12)